Environmental Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Schedule of Movements in Environmental Liabilities

The following tables show the movements in environmental liabilities for the years ended December 31, 2015 and 2014:

Year ended December 31, 2015 (millions of Canadian dollars)	PCB	Land Assessment and Remediation	Total
Environmental liabilities, January 1	172	67	239
Interest accretion	8	2	10
Expenditures	(8)	(11)	(19)
Revaluation adjustment	(24)	1	(23)

Environmental liabilities, December 31	148	59	207
Less: current portion	12	10	22

	136	49	185

Year ended December 31, 2014 (millions of Canadian dollars)	PCB	Land Assessment and Remediation	Total
Environmental liabilities, January 1	201	65	266
Interest accretion	9	2	11
Expenditures	(5)	(13)	(18)
Revaluation adjustment	(33)	13	(20)

Environmental liabilities, December 31	172	67	239
Less: current portion	8	10	18

	164	57	221

Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets

The following tables show the reconciliation between the undiscounted basis of the environmental liabilities and the amount recognized on the Consolidated Balance Sheets after factoring in the discount rate:

December 31, 2015 (millions of Canadian dollars)	PCB	Land Assessment and Remediation	Total
Undiscounted environmental liabilities	168	61	229
Less: discounting accumulated liabilities to present value	20	2	22

Discounted environmental liabilities	148	59	207

December 31, 2014 (millions of Canadian dollars)	PCB	Land Assessment and Remediation	Total
Undiscounted environmental liabilities	195	70	265
Less: discounting accumulated liabilities to present value	23	3	26

Discounted environmental liabilities	172	67	239

Schedule of Estimated Future Environmental Expenditures	At December 31, 2015, the estimated future environmental expenditures were as follows:

(millions of Canadian dollars)
2016	22
2017	25
2018	26
2019	28
2020	30
Thereafter	98

229